Trading assets	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Trading assets

11	Trading assets

	2021	2020
	$m	$m
Treasury and other eligible bills	23,110	24,035
Debt securities	89,944	102,846
Equity securities	109,614	77,643
Trading securities	222,668	204,524
Loans and advances to banks[1]	7,767	8,242
Loans and advances to customers[1]	18,407	19,224
Year ended 31 Dec	248,842	231,990
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.